UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited)

	Principal Amount	Value
Municipal Bonds 91.6%
New York 87.8%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,
Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,629,700
Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,629,700
Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,285,535
Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,294,831
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing
Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,286,500
10/01/45	3,800,000	4,152,716
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp.
Project, Series A, 5.375%, 10/01/41	2,035,000	2,279,933
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,100,000	2,195,844
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,055,000
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%,
5/01/28	8,100,000	9,526,977
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, Pre-Refunded, 5.00%,
10/01/30	3,000,000	3,083,250
10/01/35	1,500,000	1,541,625
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	42,248,800
5.25%, 2/15/47	35,000,000	39,077,850
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,858,000
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, 6.00%, 5/01/33	42,000,000	48,706,560
Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,173,380
Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,618,450
Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,753,050
Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,905,272
Series B, 5.00%, 12/01/35	5,000,000	5,197,950
Series C, 5.00%, 9/01/35	16,000,000	16,759,840
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,279,300
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	1,003,620
Monroe County IDC Revenue, University of Rochester Project,
Series A, 5.00%, 7/01/38	6,350,000	7,209,092
Series B, 5.00%, 7/01/43	5,000,000	5,653,000
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,034,620
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	26,021,826
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	70,878,153
Series B, 5.00%, 11/15/34	63,750,000	72,835,650
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,547,360
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,826,000
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,231,145
Series A, 5.00%, 11/15/35	43,895,000	46,795,582
Series A, 5.00%, 11/15/37	48,000,000	52,130,880
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,425,785
Series B, 5.00%, 11/15/37	25,000,000	27,151,500
Series B, 5.00%, 11/15/38	11,320,000	12,787,185
Series B, 5.00%, 11/15/43	10,670,000	11,962,991
Series C, 6.50%, 11/15/28	15,000,000	17,710,950
Series C, 5.00%, 11/15/38	10,000,000	11,296,100
Series C, 5.00%, 11/15/42	10,000,000	11,219,400
Series C, 5.00%, 11/15/47	16,125,000	17,870,047
Series F, 5.00%, 11/15/35	11,000,000	11,304,040
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,555,486
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,470,112
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,783,307
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,706,213

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,768,157
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,622,563
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured, Pre-Refunded,
5.375%, 11/01/28	2,000,000	2,322,920
New York City Educational Construction Fund Revenue, Series A,
5.75%, 4/01/41	20,000,000	23,916,000
BHAC Insured, 5.00%, 4/01/37	19,750,000	21,127,365
New York City GO,
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,106,714
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,105,200
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,101,770
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,096,713
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,090,039
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,081,799
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,067,533
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,031,924
Citysavers, Series B, zero cpn., 6/01/19	1,030,000	1,037,498
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,024,737
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,112,900
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,550
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,041,853
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,350,594
Fiscal 2009, Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,220,030
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,776,700
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	20,103,300
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,985,860
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,747,307
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,527,917
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,069,870
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,829,300
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,594,538
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,637,500
Refunding, Series D, 5.125%, 8/01/19	10,000	10,034
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,578,025
Series G, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/22	45,000	46,976
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	60,000	63,399
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	19,940,000	21,108,285
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,837,429
Series C-1, 5.25%, 11/01/29	6,110,000	6,759,310
Series C-1, 5.50%, 11/01/34	3,000,000	3,328,200
Series C-1, 5.55%, 11/01/39	3,300,000	3,648,282
Series C-1, 5.70%, 11/01/46	12,500,000	13,840,625
New York City IDA Civic Facility Revenue, Ethical Culture Fieldston School Project, Series B-1, XLCA Insured, 5.00%,
6/01/35	1,420,000	1,424,743
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,699,870
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2005, Refunding, Series D, 5.00%, 6/15/37	4,865,000	4,917,785
Fiscal 2005, Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	7,984,767
Fiscal 2006, Refunding, Series A, 5.00%, 6/15/39	34,950,000	35,325,013
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	62,010,180
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	56,320,680
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,508,003
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	41,830,000
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,613,074
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	37,490,154
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	46,093,644
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,857,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31	8,200,000	8,789,908
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37	22,000,000	23,485,440
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	82,152,750
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,057,500
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	34,443,600
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	57,816,500

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	33,347,240
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,928,100
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,759,710
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	19,833,137
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,569,800
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,465,000	2,866,696
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,806,105
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,359,500
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,729,550
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,409,950
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	50,980,950
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,511,240
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	27,659,917
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,957,343
Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	5,961,737
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	34,113,961
11/15/44	41,000,000	42,203,350
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	57,515,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	19,920,600
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,486,520
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	86,360,000	103,157,020
5.50%, 10/01/37	27,000,000	33,212,700
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,893,400
Refunding, Series A, NATL Insured, 5.00%, 7/01/33	12,650,000	12,688,835
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,680,640
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,493,260
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,160,130
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	8,079,762
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	830,000	838,126
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,037,070
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,757,415
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 8/01/29	5,995,000	6,015,383
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,148,586
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,231,763
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,401,600
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	24,916,100
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%,
7/01/30	5,150,000	5,982,652
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	15,626,040
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	12,119,580
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,456,450
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,642,125
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,736,875
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,225,360
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,513,500
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,869,158
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,268,655
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,208,840
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 8/01/24	2,500,000	2,721,200
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 2/01/28	10,060,000	10,086,961
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/35	10,000,000	10,744,200
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,510,900
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,494,600
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,819,200
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,397,438

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,158,070
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,150,180
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,978,390
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	30,667,570
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,517,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,348,300
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/26	5,475,000	5,977,003
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	5,958,307
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,410,250
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,791,800
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	29,779,534
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	22,123,738
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	54,444,263
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	27,578,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,602,427
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,664,500
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,344,315
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,429,930
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,425,910
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,008,940
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,871,575
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,429,780
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	14,789,710
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	11,075,600
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,559,810
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,350,680
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,243,553
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,514,800
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,644,201
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,900,250
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,398,162
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,918,287
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,539,340
Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	5,000,000	5,138,750
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,440,350
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	7,081,860
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,554,000
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,672,750
Non-State Supported Debt, School Districts Financing Program, Series C, NATL Insured, Pre-Refunded, 5.00%, 4/01/35	7,525,000	7,552,617
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,676,450
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,691,990
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,133,937
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,475,900
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	15,108,600
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,408,840
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,187,019
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,876,025
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,212,090
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,429,450
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured
Guaranty, 5.50%, 5/15/22	5,000,000	6,209,150
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	28,388,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,812,450
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/33	14,210,000	15,680,593
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,813,242
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	4,913,914
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	2,190,000	2,347,921
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/33	9,000,000	10,028,610
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/38	22,245,000	24,621,656
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/32	25,810,000	28,089,281
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/33	5,000	5,108
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/38	15,000	17,094

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,007,265
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/33	4,275,000	4,763,590
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, Pre-Refunded, 5.00%,
2/15/32	8,680,000	9,446,531
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	23,496,000
New York State Dormitory Authority Sales Tax Revenue, Non-State Supported Debt, Series A, 5.00%,
3/15/29	12,480,000	14,943,427
3/15/30	18,415,000	21,951,601
3/15/43	16,675,000	19,103,213
3/15/44	25,000,000	28,908,000
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	34,829,615
Education, Series A, 5.00%, 3/15/37	49,750,000	53,406,127
Education, Series A, 5.00%, 3/15/38	5,000,000	5,623,500
Education, Series A, Pre-Refunded, 5.00%, 3/15/36	7,395,000	7,767,338
Education, Series C, 5.00%, 12/15/31	10,815,000	11,634,344
Education, Series C, 5.00%, 12/15/35	10,000,000	10,716,900
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	6,490,000	7,013,029
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	272,651
Education, Series D, 5.00%, 3/15/36	28,855,000	30,639,970
Education, Series D, Pre-Refunded, 5.00%, 3/15/36	17,645,000	18,904,853
General Purpose, Refunding, Series A, 5.00%, 3/15/31	10,000,000	11,816,300
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,870,238
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,379,400
Series A, 5.00%, 2/15/34	16,510,000	18,567,806
Series A, 5.00%, 2/15/39	20,685,000	23,195,952
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	17,291
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	23,055
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A,
AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,256,400
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution, Subordinated State Revolving Fund,
Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,909,050
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,993,112
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,249,862
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,886,454
Series A, 5.125%, 6/15/38	35,000,000	40,209,050
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,718,620
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing, Series A,
5.00%, 3/15/34	10,000,000	10,941,700
5.00%, 3/15/38	15,000,000	16,357,500
NATL Insured, Pre-Refunded, 5.00%, 9/15/34	1,375,000	1,377,049
NATL Insured, Pre-Refunded, 5.00%, 9/15/34	10,205,000	10,220,512
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,581,885
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,940,130
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,565,000	1,570,008
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	125,000	125,335
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	790,000	791,675
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	1,835,000	1,838,872
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,893,800
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,886,000
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	59,130,124
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,757,075
Series G, AGMC Insured, Pre-Refunded, 5.00%, 1/01/30	10,000,000	10,156,800
Series G, AGMC Insured, Pre-Refunded, 5.00%, 1/01/32	35,000,000	35,548,800
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,788,200
Series I, 5.00%, 1/01/42	45,000,000	49,958,100
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,618,800
Series A, 5.00%, 4/01/27	27,000,000	31,734,450
Series A, 5.00%, 4/01/28	11,600,000	13,543,348
Series A, 5.00%, 4/01/30	9,000,000	10,419,030
Series A, 5.00%, 4/01/31	10,250,000	11,830,242

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
Series A, 5.00%, 4/01/32	11,100,000	12,780,318
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	8,026,362
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,920,328
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,663,011
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,100,076
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,363,519
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,566,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,263,600
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,207,685
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,020
North Hempstead GO, Refunding, Series B, NATL Insured, 6.40%,
4/01/15	1,065,000	1,070,293
4/01/16	1,000,000	1,066,210
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,
NATL Insured, zero cpn., 4/01/30	15,810,000	6,727,155
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,928,751
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,619,300
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	80,547,944
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,550,250
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	33,062,900
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,348,250
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,693,983
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,103,360
12/01/37	3,320,000	3,475,509
Sales Tax Asset Receivable Corp. Revenue, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/27	32,000,000	39,413,440
10/15/30	4,900,000	5,917,730
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,656,332
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,005,560
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	660,000	660,350
5.375%, 1/01/23	4,760,000	4,761,476
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,294,805
Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,532,500
Pre-Refunded, 5.50%, 1/01/30	32,185,000	40,146,282
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,698,371
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,461,665
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,776,075
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,795,646
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,359,000
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,725,650
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	54,775,260
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	46,996,075
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,130,418
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,686,992
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,918,200
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,386,265
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31	12,490,000	13,368,921
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	1,885,000	1,922,153
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,311,920
6.00%, 6/01/41	5,000,000	5,699,900
		4,737,876,275
U.S. Territories 3.8%
Puerto Rico 3.8%
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series B, 6.00%, 7/01/39	20,000,000	14,150,400
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,153,835

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2015 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	18,794,655
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	7,141,500
Series P, 6.75%, 7/01/36	12,500,000	8,906,500
Series Q, 5.625%, 7/01/39	10,000,000	6,650,100
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	15,000,000	10,444,050
Series A, 5.50%, 8/01/42	50,000,000	33,188,000
Series A, 6.00%, 8/01/42	90,000,000	63,114,300
Series A, 6.50%, 8/01/44	10,000,000	7,311,300
Series C, 5.50%, 8/01/40	35,000,000	23,231,600
		204,086,240
Total Municipal Bonds (Cost $4,621,335,742) 91.6%		4,941,962,515

Other Assets, less Liabilities 8.4%		450,313,082
Net Assets 100.0%		$5,392,275,597

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDC - Industrial Development Corp.
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,625,939,314

Unrealized appreciation	$411,246,479
Unrealized depreciation	(95,223,278)
Net unrealized appreciation (depreciation)	$316,023,201

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015